Financial Risk Management (Table)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Line Items]
Summary of Maximum Exposure to Credit Risk	The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the year was as follows:

	2022	2021
Cash and Cash Equivalents	468,092	336,197
Financial Assets at Fair Value through Profit or Loss	1,295	1,004
Trade and Other Receivables	240,446	190,966
Derivative Financial Instrument	1,206	—
Other Assets	56,789	1,339
	767,828	529,506

Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions	The table below discloses the credit risk rating for Trade and Other Receivables, based on external risk ratings of the geographical regions in which the Trade and Other Receivables are held:

Risk rating	2022	2021
A	18,880	20,839
AA	2,213	—
B	11,043	4,041
BB	137,286	103,322
BBB	29,161	26,960
CCC	41,863	35,804
	240,446	190,966

Summary of Group Exposure to Foreign Currency Risk

The following table presents the Group’s exposure to foreign currency risk as well as a sensitivity to a reasonably possible change in U.S. Dollar, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities.

2022			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	United States dollar	47,162	10%	(4,716)	-10%	4,716
	Brazilian real	27,841	10%	(2,784)	-10%	2,784
	Indian rupee	16,530	10%	(1,653)	-10%	1,653
	Egyptian pound	16,243	10%	(1,624)	-10%	1,624
	Argentine peso	12,863	10%	(1,286)	-10%	1,286
	Chilean peso	12,457	10%	(1,246)	-10%	1,246
	Nigerian naira	12,403	10%	(1,240)	-10%	1,240
	Moroccan dirham	11,136	10%	(1,114)	-10%	1,114
	Euro	8,033	10%	(803)	-10%	803
	South African rand	5,494	10%	(549)	-10%	549
	Peruvian sol	4,363	10%	(436)	-10%	436
	Uruguayan peso	4,017	10%	(402)	-10%	402
	Colombian peso	3,763	10%	(376)	-10%	376
	Mexican peso	3,701	10%	(370)	-10%	370
	Saudi riyal	2,318	10%	(232)	-10%	232
	Vietnamese đồng	2,032	10%	(203)	-10%	203
	Philippine peso	1,992	10%	(199)	-10%	199
	Panamanian balboa	1,734	10%	(173)	-10%	173
	Malaysian ringgit	1,666	10%	(167)	-10%	167
	Pakistani rupee	1,439	10%	(144)	-10%	144
	Indonesian rupiah	1,143	10%	(114)	-10%	114
	Costa Rican colon	1,131	10%	(113)	-10%	113
	Chinese Yuan	948	10%	(95)	-10%	95
	Egytptian pound	827	10%	(83)	-10%	83
	Kenyan shilling	700	10%	(70)	-10%	70
	Paraguayan guaraní	676	10%	(68)	-10%	68
	Boliviano	273	10%	(27)	-10%	27
	Guatemalan quetzal	259	10%	(26)	-10%	26
	Thai baht	95	10%	(10)	-10%	10
	Honduran Lempira	60	10%	(6)	-10%	6
	Ghanaian cedi	48	10%	(5)	-10%	5
	Ugandan shilling	39	10%	(4)	-10%	4
	Algerian dinar	24	10%	(2)	-10%	2
	Nicaraguan córdoba	18	10%	(2)	-10%	2
	Turkish lira	17	10%	(2)	-10%	2
	West African CFA franc	7	10%	(1)	-10%	1
	Pound sterling	3	10%	(0)	-10%	0
	Jordanian dinar	1	10%	(0)	-10%	0
	Czech koruna	—	10%	—	-10%	—
	Mexican peso	(8)	10%	1	-10%	(1)
	Bangladeshi taka	(39)	10%	4	-10%	(4)
	Israeli new shekel	(168)	10%	17	-10%	(17)
	Total	203,241		(20,324)		20,324

2021			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	Brazilian reais	39,017	10%	(3,902)	-10%	3,902
	Chilean pesos	23,195	10%	(2,320)	-10%	2,320
	Argentine pesos	22,206	10%	(2,221)	-10%	2,221
	Mexican pesos	15,048	10%	(1,503)	-10%	1,503
	South African rand	7,515	10%	(752)	-10%	752
	Indonesian rupiah	4,370	10%	(437)	-10%	437
	Peruvian Nuevo Sol	4,021	10%	(402)	-10%	402
	Colombian pesos	4,010	10%	(401)	-10%	401
	Euros	3,563	10%	(356)	-10%	356
	Uruguayan pesos	3,323	10%	(332)	-10%	332
	Nigerian nairas	2,295	10%	(230)	-10%	230
	Egyptian pounds	562	10%	(56)	-10%	56
	Paraguayan guaranís	200	10%	(20)	-10%	20
	Dominican pesos	127	10%	(13)	-10%	13
	Pakistanee rupees	113	10%	(11)	-10%	11
	Bangladeshi takas	38	10%	(4)	-10%	4
	Moroccan dirhams	9	10%	(1)	-10%	1
	Total	129,612		(12,961)	-	12,961

Summary of contractual undiscounted cash flows	The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities 31 December 2022	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	407,874	—	—	—	407,874	407,874
Leases liabilities	296	394	546	3,628	4,864	4,079
Total non-derivatives	408,170	394	546	3,628	412,738	411,953
Derivatives
Derivative financial instruments	544	—	—	—	544	544
Total derivatives	544	—	—	—	544	544

Contractual maturities of financial liabilities 31 December 2021	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	277,160	—	—	—	277,160	277,160
Financial liabilities	5,014	—	—	—	5,014	5,014
Leases liabilities	204	299	462	3,878	4,843	3,928
Total non-derivatives	282,378	299	462	3,878	287,017	286,102
Derivatives
Derivative financial instruments	221	—	—	—	221	221
Total derivatives	221	—	—	—	221	221